Shareholders equity	12 Months Ended
Dec. 31, 2025
Disclosure of classes of share capital [abstract]
Shareholder's equity
24 SHAREHOLDERS’ EQUITY
24.1 Share capital
On December 31, 2025, Suzano’s share capital was R$24,269,281 divided into 1,264,117,615 common shares, all nominative, book-entry shares without par value. Expenses related to the public offering were R$33,735, totaling a net share capital of R$24,235,546. The breakdown of the share capital is as set out below:

	12/31/2025		12/31/2024
	Quantity	(%)	Quantity	(%)
Controlling Shareholders
Suzano Holding S.A.	367,612,329	29.08	367,612,329	29.08
Controller	196,065,636	15.51	196,065,636	15.51
Managements and related persons	32,157,608	2.54	32,784,440	2.59
Alden Fundo de Investimento em Ações	27,154,744	2.15	26,154,744	2.07
	622,990,317	49.28	622,617,149	49.25
Treasury (Note 24.5)	28,208,827	2.23	24,875,787	1.97
Other shareholders	612,918,471	48.49	616,624,679	48.78
	1,264,117,615	100.00	1,264,117,615	100.00
For the year ended December 31, 2025, SUZB3 common shares ended the period quoted at R$51.45 and R$61.78 on December 31, 2024.
On December 10, 2025, the Board of Directors approved an increase in the Company's share capital in the amount of R$5,000,000, as described in note 1.2.2.
24.2 Dividends, interest on equity and reserve calculations
The Company´s bylaws establishes that the minimum annual dividend shall be the lower of:
(i)25% of the adjusted net income for the year pursuant to Article 202 of Brazilian Law No. 6,404/76; or
(ii)10% of the Company's consolidated operating cash generation (“GCO”) for the year.
On December 4, 2024, the Board of Directors approved the payment of interest on equity by the Company, in the total gross amount of R$2,500,000 allocated to the profit reserves.
In the year ended December 31, 2025, based on the criteria defined in the bylaws, mandatory minimum dividends were determined in accordance with item (ii) above, as set forth below:

12/31/2025
Accounting EBITDA	21,946,267
Adjustments to EBITDA (note 28.2)	(209,947)
Adjusted EBITDA	21,736,320
Capex Maintenance (Sustain)	(7,880,041)
GCO = Adjusted EBITDA - Capex Maintenance	13,856,279

Dividends (10%) - Art. 26, "c" of the Bylaws	1,385,628
Interim dividends (note 1.2.3)	1,380,000
Dividends to be distributed	5,628
In the year ended December 31, 2024, no dividends were distributed as a result of the loss for the year.
24.3 Reserves
24.3.1 Capital reserve
They consist of amounts received by the Company arising from transactions with shareholders that do not pass through the income statement and may be used to absorb losses when they exceed profit reserves and redemptions, reimbursements and purchases of shares.
24.3.2 Income reserves
Reserves are constituted by the allocation of the Company's profits, after the allocation for the payment of the minimum mandatory dividends and after the allocation to the various profit reserves, as set forth below:
(i)Legal: established based on 5% (five percent) of the net profit of each fiscal year, in accordance with Article 193 of Brazilian Law No. 6,404/76, and limited to 20% (twenty percent) of the share capital. In any year in which the balance of the legal reserve, combined with the amounts of capital reserves, exceeds 30% (thirty percent) of the share capital, the allocation of a portion of net income to the legal reserve will not be mandatory. The use of this reserve is restricted to offsetting losses and increasing share capital, aiming to ensure the integrity of the share capital. For the year ended December 31, 2025, the balance of this reserve was R$2,517,519 (R$1,847,109 as of December 31, 2024).
(ii)Capital increase: established based on up to 90% (ninety percent) of the remaining balance of net income for the year, limited to 80% (eighty percent) of the share capital, pursuant to the Company’s bylaws, after the allocation to the legal reserve and the minimum mandatory dividends. The purpose of this reserve is to ensure the Company maintains adequate operating conditions. For the year ended December 31, 2025, the Company allocated R$2,807,632 to the capital increase (Note 1.2.2), ending the year with a balance of R$10,128,485 (R$2,807,632 as of December 31, 2024).
(iii)Special statutory: established based on 10% (ten percent) of the remaining balance of net income for the year, with the purpose of ensuring the continuity of dividend distribution, up to the limit of 20% (twenty percent) of the share capital. For the year ended December 31, 2025, the balance of this reserve was R$2,972,996 (R$1,847,109 as of December 31, 2024).
(iv)Tax incentives: established under the terms of Article 195-A of Law No. 6,404/76, as amended by Law No. 11,638/07 and based on a proposal from the Company’s management bodies. The Company allocates the portion of net income arising from donations or government subsidies to investments, and this portion is excluded from the basis for calculating the mandatory minimum dividend. For the year ended December 31, 2025, the balance of this reserve was R$1,534,462 (R$1,319,908 as of December 31, 2024). This increase is due to the constitution of reserves related to the benefits of Exploration Profit (note 12.3) and Reinvestment. Exploration Profit, applicable to the manufacturing units located in the states of Espírito Santo, Maranhão, and Bahia (under Sudene’s approval), as well as the plant in Belém do Pará (under Sudam’s approval), contributed to a reserve of R$214,555 in the year ended December 31, 2025. Regarding the Reinvestment incentive, there was no use of this benefit during the year, which explains the maintenance of the reserve at R$14,574, related to the previous year. s for the investment subsidy tax incentive, in accordance with Law No. 14,789/2023, the Company taxed the results equivalent to these amounts, and no new reserve was constituted for this tax incentive in the current year. Only the maintenance of the reserve in the amount of R$291,937 was recorded, referring to the benefit from a period prior to 2024, under the rules in effect before Law No. 14,789/2023.
(v)Investment reserve: established in accordance with Article 196 of Law No. 6,404/76, as amended by Law No. 11,638/07, profit retention is carried out based on a capital budget. This practice aims to meet the needs of the Company’s investment plan, previously approved at the Annual General Meeting. For the year ended December 31, 2025, the Company allocated R$2,192,368 to capital increase (Note 1.2.2), ending the year with a balance of R$2,964,772 (R$5,157,140 as of December 31, 2024).
24.4 Accumulated other comprehensive income
These are changes that occur in shareholders' equity arising from transactions and other events that do not originate with shareholders and are disclosed net of tax effects, as set forth below:

	Conversion of debentures – 5th issuance	Actuarial loss	Effect of fair value measurement of financial assets	Effect of exchange rate changes on translation of foreign investments	Deemed cost	Total
Balances at December 31, 2023	(45,746)	(229,627)	1,298	8,396	1,803,975	1,538,296
Actuarial gain		90,931				90,931
Effect of fair value measurement of equity instruments through other comprehensive income			(364,231)			(364,231)
Effect of exchange rate changes on translation of foreign subsidiaries’ financial statements				163,185		163,185
Realization of deemed cost, net of income taxes (IRPJ and CSLL)					(79,385)	(79,385)
Balances at December 31, 2024	(45,746)	(138,696)	(362,933)	171,581	1,724,590	1,348,796
Actuarial gain		4,828				4,828
Effect of fair value measurement of equity instruments through other comprehensive income			(219,685)			(219,685)
Effect of exchange rate changes on translation of foreign subsidiaries’ financial statements				(129,061)		(129,061)
Realization of deemed cost, net of income taxes (IRPJ and CSLL)					(116,209)	(116,209)
Balances at December 31, 2025	(45,746)	(133,868)	(582,618)	42,520	1,608,381	888,669
24.5 Treasury shares
On December 31, 2025, the Company had 28,208,827 (24,875,787 as of December 31, 2024) of its own common shares held in treasury, with an average cost of R$53.57 per share, with a historical value of R$1,511,146 (R$1,339,197 as at December 31, 2024) and the market corresponding to R$1,451,344 (R$1,536,826 as at December 31, 2024).
On December 31, 2025, the Company granted 372,160 common shares at an average cost of R$53.66 per share, with a historical value of R$19,969 to comply with the restricted shares plan.

	Quantity	Average cost per share	Historical value	Market value
Balances at December 31, 2023	34,765,600	42.69	1,484,014	1,934,010
Exercised	(1,005,113)	47.55	(47,794)	(54,213)
Repurchase	51,115,300	54.91	2,806,764	2,806,764
Canceled	(60,000,000)	48.40	(2,903,787)	(3,238,200)
Balances at December 31, 2024	24,875,787	53.84	1,339,197	1,536,826
Exercised	(372,160)	53.66	(19,969)	(20,251)
Repurchase	3,705,200	51.80	191,918	191,918
Balances at December 31, 2025	28,208,827	53.57	1,511,146	1,451,344
24.6 Distribution of results

	Limit on share capital %	Distribution of results		Reserve balances
		12/31/2025	12/31/2024	12/31/2025	12/31/2024
Realization of deemed cost, net of taxes		(116,209)	(79,385)
Tax incentive reserve		214,554	321,671	1,534,462	1,319,908
Legal reserve	20.00%	670,410		2,517,519	1,847,109
Capital increase reserve	80.00%	10,128,485		10,128,485	2,807,632
Special statutory reserve	20.00%	1,125,887		2,972,996	1,847,109
Investments reserve			(7,315,184)	2,964,772	5,157,140
Capital reserve				80,742	60,226
Unclaimed dividends forfeited		(566)	(1,300)
Minimum mandatory dividends		1,385,628
		13,408,189	(7,074,198)	20,198,976	13,039,124